Quarterly Holdings Report
for

Fidelity Advisor® Overseas Fund

July 31, 2021

OS-QTLY-0921
1.804851.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
Australia - 0.2%
Lynas Rare Earths Ltd. (a)	153,803	$828
Austria - 0.4%
Erste Group Bank AG	44,700	1,734
Bailiwick of Jersey - 1.0%
Ferguson PLC	24,500	3,436
Sanne Group PLC	56,626	664

TOTAL BAILIWICK OF JERSEY		4,100

Belgium - 0.8%
KBC Groep NV	42,975	3,461
Bermuda - 1.9%
Genpact Ltd.	48,048	2,393
Hiscox Ltd. (a)	120,473	1,468
IHS Markit Ltd.	35,836	4,187

TOTAL BERMUDA		8,048

Canada - 1.2%
Constellation Software, Inc.	2,980	4,773
Topicus.Com, Inc.	5,630	424

TOTAL CANADA		5,197

Cayman Islands - 0.8%
NetEase, Inc. ADR	9,700	991
Parade Technologies Ltd.	41,000	2,520

TOTAL CAYMAN ISLANDS		3,511

China - 0.3%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	155,000	1,139
Denmark - 1.6%
DSV Panalpina A/S	27,504	6,702
Finland - 0.8%
Nordea Bank ABP (Stockholm Stock Exchange)	293,626	3,438
France - 12.4%
Air Liquide SA	24,400	4,243
ALTEN	20,375	3,239
BNP Paribas SA	69,300	4,226
Capgemini SA	27,919	6,036
Dassault Systemes SA	81,125	4,477
Edenred SA	59,354	3,449
Legrand SA	42,785	4,822
LVMH Moet Hennessy Louis Vuitton SE	12,260	9,816
Pernod Ricard SA	18,243	4,027
Safran SA	26,300	3,442
SR Teleperformance SA	13,188	5,563

TOTAL FRANCE		53,340

Germany - 6.6%
adidas AG	10,649	3,867
Allianz SE	20,323	5,063
Auto1 Group SE (b)	4,600	225
Brenntag AG	30,000	2,996
Deutsche Borse AG	18,803	3,139
Hannover Reuck SE	19,329	3,254
Merck KGaA	20,000	4,096
SAP SE	11,649	1,672
Siemens Healthineers AG (b)	52,500	3,468
SUSE SA (a)	23,546	751

TOTAL GERMANY		28,531

Hong Kong - 1.5%
AIA Group Ltd.	542,100	6,487
India - 1.1%
HDFC Bank Ltd.	133,984	2,581
Reliance Industries Ltd.	75,700	2,072
Reliance Industries Ltd.	6,013	114

TOTAL INDIA		4,767

Ireland - 2.3%
Flutter Entertainment PLC (a)	7,924	1,355
Kerry Group PLC Class A	15,490	2,297
Kingspan Group PLC (Ireland)	32,600	3,546
Linde PLC	8,434	2,593

TOTAL IRELAND		9,791

Italy - 2.4%
FinecoBank SpA (a)	164,963	2,958
GVS SpA (b)	23,962	367
Moncler SpA	42,100	2,897
Recordati SpA	62,720	3,882

TOTAL ITALY		10,104

Japan - 13.2%
Daikin Industries Ltd.	16,225	3,388
Elecom Co. Ltd.	56,036	983
FUJIFILM Holdings Corp.	47,200	3,387
Hoya Corp.	41,631	5,846
Iriso Electronics Co. Ltd.	22,584	1,073
Kao Corp.	36,809	2,216
Keyence Corp.	7,517	4,162
Nitori Holdings Co. Ltd.	11,430	2,173
NOF Corp.	41,871	2,118
Olympus Corp.	111,376	2,292
Persol Holdings Co. Ltd.	99,960	2,000
Recruit Holdings Co. Ltd.	90,234	4,677
Relo Group, Inc.	72,046	1,581
S Foods, Inc.	32,392	1,007
SMC Corp.	5,786	3,418
Sony Group Corp.	56,924	5,947
Suzuki Motor Corp.	42,571	1,732
TIS, Inc.	64,427	1,665
Tokyo Electron Ltd.	11,627	4,795
Tsuruha Holdings, Inc.	19,151	2,254

TOTAL JAPAN		56,714

Kenya - 0.4%
Safaricom Ltd.	4,487,300	1,733
Korea (South) - 0.6%
Samsung Electronics Co. Ltd.	41,126	2,801
Netherlands - 9.1%
Akzo Nobel NV	25,200	3,112
ASM International NV (Netherlands)	10,000	3,546
ASML Holding NV (Netherlands)	16,306	12,466
Corbion NV	6,200	340
Euronext NV (b)	25,175	2,801
IMCD NV	32,150	5,568
Koninklijke Philips Electronics NV	60,069	2,770
Prosus NV	32,800	2,926
Wolters Kluwer NV	48,741	5,555

TOTAL NETHERLANDS		39,084

New Zealand - 0.0%
EBOS Group Ltd.	2,928	63
Norway - 0.7%
Schibsted ASA:
(A Shares)	57,800	3,064
(B Shares)	99	5

TOTAL NORWAY		3,069

Spain - 3.6%
Aena SME SA (a)(b)	14,200	2,261
Amadeus IT Holding SA Class A (a)	57,496	3,768
Cellnex Telecom SA (b)	64,176	4,183
Iberdrola SA	434,660	5,231

TOTAL SPAIN		15,443

Sweden - 7.9%
Addlife AB	151,285	5,047
AddTech AB (B Shares)	183,287	3,811
ASSA ABLOY AB (B Shares)	116,463	3,736
Atlas Copco AB (A Shares)	61,873	4,183
Hexagon AB (B Shares)	325,437	5,387
Indutrade AB	206,825	6,746
Kry International AB (c)	156	66
Nordnet AB	76,900	1,241
Swedish Match Co. AB	395,010	3,537

TOTAL SWEDEN		33,754

Switzerland - 10.2%
Julius Baer Group Ltd.	55,587	3,669
Lonza Group AG	5,577	4,342
Nestle SA (Reg. S)	86,085	10,901
Roche Holding AG (participation certificate)	23,584	9,111
Sika AG	16,188	5,702
Sonova Holding AG Class B	11,231	4,413
Temenos Group AG	12,010	1,909
Zurich Insurance Group Ltd.	9,632	3,883

TOTAL SWITZERLAND		43,930

Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	166,300	3,479
United Kingdom - 10.3%
Beazley PLC (a)	317,844	1,734
Bridgepoint Group Ltd.	157,439	1,061
Compass Group PLC (a)	203,554	4,304
Cranswick PLC	33,356	1,878
Dechra Pharmaceuticals PLC	38,684	2,672
Diageo PLC	126,876	6,291
Diploma PLC	68,867	2,832
Dr. Martens Ltd. (a)	35,900	216
JTC PLC (b)	109,800	980
Lloyds Banking Group PLC	1	0
London Stock Exchange Group PLC	26,490	2,762
Mondi PLC	118,127	3,277
RELX PLC (London Stock Exchange)	164,984	4,848
Rentokil Initial PLC	516,633	4,070
Smith & Nephew PLC	118,379	2,416
St. James's Place Capital PLC	129,500	2,857
Volution Group PLC	320,051	2,102

TOTAL UNITED KINGDOM		44,300

United States of America - 6.3%
Ares Management Corp.	41,823	2,995
Boston Scientific Corp. (a)	44,322	2,021
CBRE Group, Inc. (a)	28,000	2,701
Equifax, Inc.	10,500	2,736
Fidelity National Information Services, Inc.	11,517	1,717
Global Payments, Inc.	11,664	2,256
Intercontinental Exchange, Inc.	23,078	2,765
Marsh & McLennan Companies, Inc.	25,930	3,817
Moody's Corp.	7,100	2,670
Roper Technologies, Inc.	7,144	3,510

TOTAL UNITED STATES OF AMERICA		27,188

TOTAL COMMON STOCKS
(Cost $270,797)		422,736

Nonconvertible Preferred Stocks - 0.1%
Sweden - 0.1%
Kry International AB Series E (c)
(Cost $412)	901	402

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.06% (d)	5,969,749	5,971
TOTAL MONEY MARKET FUNDS
(Cost $5,971)		5,971
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $277,180)		429,109
NET OTHER ASSETS (LIABILITIES) - 0.1%		274
NET ASSETS - 100%		$429,383

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,285,000 or 3.3% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1
Fidelity Securities Lending Cash Central Fund	12
Total	$13

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$6,062	$45,504	$45,595	$--	$--	$5,971	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	8,888	8,888	--	--	--	0.0%
Total	$6,062	$54,392	$54,483	$--	$--	$5,971

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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